Related party transactions - Service agreements and products - General (Details) - EUR (€) € in Thousands		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
VFMCRP
Disclosure of transactions between related parties [line items]
Ownership in joint venture (as a percent)	45.00%
Fresenius SE
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in reporting entity (as a percent)	31.42%	31.42%
Fresenius SE | Manufacturing of infusion bags
Disclosure of transactions between related parties [line items]
Term of related party agreement		10 years
Purchase of machinery		€ 3,853	€ 3,429
Fresenius SE Companies | Minimum
Disclosure of transactions between related parties [line items]
Term of related party agreement		1 year
Fresenius SE Companies | Maximum
Disclosure of transactions between related parties [line items]
Term of related party agreement		5 years